Annual Operating Expenses {- Fidelity® Intermediate Bond Fund} - 08.31 Fidelity Intermediate Bond Fund PRO-06 - Fidelity® Intermediate Bond Fund - Fidelity Intermediate Bond Fund-Default	Oct. 30, 2021
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%